Equity Incentive Plan (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Common Stock reserved for issuance			8,000,000
Expiration period			10 years
Tax benefits of the stock-based compensation expense			$ 0
Tax benefits from the exercise of stock options			0
Capitalized stock-based compensation expense			1,000,000	$ 400,000	$ 100,000
Unrecognized stock-based compensation expense			$ 54,000,000	$ 78,800,000
Remaining weighted average vesting period			2 years 6 months	2 years 9 months 18 days
Stock options
Equity Incentive Plan
Post employment exercise options				0.7
Number of accelerated shares			1,700,000	1,600,000
Expense related to acceleration			$ 7,800,000	$ 2,600,000
Stock options | Maximum
Equity Incentive Plan
Expiration period			10 years
Service Based Restricted Stock Units [Member]
Equity Incentive Plan
Number of accelerated shares			300,000
Performance Based Restricted Stock Units [Member]
Equity Incentive Plan
Number of accelerated shares			100,000
Performance Based Restricted Stock Units [Member] | Employees
Equity Incentive Plan
Granted	1,000,000	100,000	200,000		1,900,000
Restricted stock units
Equity Incentive Plan
Total fair value			$ 10,700,000	$ 10,400,000
Granted			12,076,285	3,375,079
Board of Directors Chairman | Performance Based Restricted Stock Units [Member]
Equity Incentive Plan
Granted					1,000,000
2020 Plan [Member]
Equity Incentive Plan
Common Stock reserved for issuance			34,300,000
Common shares remain available for issuance			18,800,000